FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets:
Foreign exchange contracts	$ 87
Liabilities:
Contingent Consideration related to acquisitions	4,178	$ 4,486
Foreign exchange contracts		196
Liabilities presented at fair value	965	906
Total liabilities	$ 5,143	$ 5,588
Level 1 [Member]
Assets:
Foreign exchange contracts
Liabilities:
Contingent Consideration related to acquisitions
Foreign exchange contracts
Liabilities presented at fair value
Total liabilities
Level 2 [Member]
Assets:
Foreign exchange contracts	$ 87
Liabilities:
Contingent Consideration related to acquisitions
Foreign exchange contracts		$ 196
Liabilities presented at fair value
Total liabilities		$ 196
Level 3 [Member]
Assets:
Foreign exchange contracts
Liabilities:
Contingent Consideration related to acquisitions	$ 4,178	$ 4,486
Foreign exchange contracts
Liabilities presented at fair value	965	$ 906
Total liabilities	$ 5,143	$ 5,392